SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management team, collectively the chief operating decision maker (“CODM”), in assessing performance and in determining the allocation of resources. The Company primarily manages its business by looking at individual producing and developing resource projects as well as the aggregate of the exploration and evaluation properties and typically segregate these projects between production, development, and exploration.

a)	Operating segments

The following reportable operating segments have been identified: the Bolivar mine and processing plant, the Porco mine and processing plant, the Caballo Blanco Group which includes the Tres Amigos, Colquechaquita mines and the Don Diego processing plant, the San Lucas Group which includes the Reserva mine and San Lucas feed sourcing business, Zimapan mine and processing plant, and Corporate and Other activities. The corporate division earns income that is considered incidental to the Company’s activities and therefore does not meet the definition of an operating segment.

(1) In the following tables it should be noted that the CODM reviews Bolivar and Porco revenues, cost of sales information, capital expenditures, total assets and total liabilities on a 100% basis whereas this financial information is recorded at 45% in the consolidated statement of comprehensive income.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

22. SEGMENT INFORMATION (continued)

a)	Revenues, operating costs and gross profit by operating segment
Year ended December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Revenues	71,616	36,500	79,196	99,364	102,439	-	(58,511)	(4,222)	326,382
Mine operating costs
Cost of sales	(37,244)	(23,937)	(31,103)	(77,288)	(67,767)	-	33,624	4,222	(199,493)
Depletion and amortization	(10,255)	(6,108)	(6,972)	(1,988)	(7,727)	-	11,473	-	(21,577)
Impairment reversals	9,084	-	-	-	-	-	(4,996)	-	4,088
	(38,415)	(30,045)	(38,075)	(79,276)	(75,494)	-	40,101	4,222	(216,982)
Gross profit	33,201	6,455	41,121	20,088	26,945	-	(18,410)	-	109,400

Year ended December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Revenues	84,160	40,168	68,239	80,719	81,688	-	(66,863)	(5,124)	282,987
Mine operating costs
Cost of sales	(53,089)	(34,134)	(46,117)	(70,232)	(55,094)	-	47,487	5,124	(206,055)
Depletion and amortization	(11,122)	(3,385)	(7,191)	(888)	(7,684)	-	10,564	-	(19,706)
	(64,211)	(37,519)	(53,308)	(71,120)	(62,778)	-	58,051	5,124	(225,761)
Gross profit	19,949	2,649	14,931	9,599	18,910	-	(8,812)	-	57,226

b)	Capital expenditures, assets and liabilities by operating segment

As at December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Capital expenditures	11,184	1,887	5,097	3,895	15,602	-	(7,046)	-	30,619
Total assets	138,287	88,393	136,936	74,026	66,534	26,687	(85,092)	-	445,771
Total liabilities	(56,573)	(39,876)	(133,428)	(4,405)	(42,714)	(20,502)	30,785	-	(266,713)

As at December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Capital expenditures	7,309	3,756	6,588	2,683	9,642	-	(7,359)	-	22,619
Total assets	119,275	72,971	92,386	89,962	59,878	16,582	(77,029)	-	374,025
Total liabilities	(47,244)	(31,169)	(7,985)	(96,666)	(40,292)	(45,039)	25,717	-	(242,678)

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

22. SEGMENT INFORMATION (continued)

c)	Segment revenue by operating segment, product and major customers

Year ended December 31, 2025	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Silver	36,960	11,344	35,503	37,595	51,755	-	-	-	173,157
Zinc	34,689	24,727	39,170	65,974	43,072	-	-	-	207,632
Lead	1,536	993	3,726	4,060	8,559	-	-	-	18,874
Copper	-	-	-	-	9,450	-	-	-	9,450
Illapa joint operation 55% interest	-	-	-	-	-	-	(58,511)	-	(58,511)
Intercompany transactions	647	1,086	2,489	-	-	-	-	(4,222)	-
Provisional pricing adjustments	2,273	1,173	2,680	(514)	11,758	-	-	-	17,370
Smelting and refining costs	(4,489)	(2,823)	(4,372)	(7,751)	(22,155)	-	-	-	(41,590)
Sales to external customers	71,616	36,500	79,196	99,364	102,439	-	(58,511)	(4,222)	326,382

Year ended December 31, 2024	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Corporate and other	Illapa Joint Operation eliminations(1)	Inter-company eliminations	Total
Country	Bolivia	Bolivia	Bolivia	Bolivia	Mexico		Bolivia	Bolivia
	$	$	$	$	$	$	$	$	$
Silver	44,525	13,477	26,105	25,237	40,717	-	-	-	150,061
Zinc	45,036	27,943	42,754	60,148	13,942	-	-	-	189,823
Lead	2,782	1,500	4,398	2,934	8,693	-	-	-	20,307
Copper	-	-	-	-	32,787	-	-	-	32,787
Illapa joint operation 55% interest	-	-	-	-	-	-	(66,863)	-	(66,863)
Intercompany transactions	1,088	1,670	2,366	-	-	-	-	(5,124)	-
Provisional pricing adjustments	1,650	1,619	1,979	(636)	7,293	-	-	-	11,905
Smelting and refining costs	(10,921)	(6,041)	(9,363)	(6,964)	(21,744)	-	-	-	(55,033)
Sales to external customers	84,160	40,168	68,239	80,719	81,688	-	(66,863)	(5,124)	282,987

During the year ended December 31, 2025, the Company had two customers (2024 – two customers). One customer accounted for 69% of the total sales revenue for the year ended December 31, 2025 (2024 – 71%). The other customer accounted for the remaining 31% of the total sales revenue for the year ended December 31, 2025 (2024 – 29%).

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)